Reserves - Disclosure of Restricted Share Units Reserve (Detail) - RSU [member]	3 Months Ended				6 Months Ended
	Jun. 30, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares
Disclosure of restricted share units reserve [line items]
Beginning balance | shares	225,918	241,880	315,376	336,929	242,980
Granted | shares		30,480		52,960
Released | shares	(370)	(46,442)	(72,396)	(69,129)
Forfeited | shares	(141)			(5,384)	(1,100)
Ending balance | shares	225,407	225,918	242,980	315,376	241,880
Weighted Average Intrinsic Value,Beginning Balance | $	$ 55.45	$ 43.99	$ 39.19	$ 34.64	$ 44.04
Weighted Average Intrinsic Value,Granted | $		139.35		75.92
Weighted Average Intrinsic Value,Released | $	50.26	50.81	22.89	44.78
Weighted Average Intrinsic Value, Forfeited | $	60.81			43.86	55.85
Weighted Average Intrinsic Value, Ending Balance | $	$ 55.46	$ 55.45	$ 44.04	$ 39.19	$ 43.99